Business Combinations (Pro-Forma Financial Information Presents Revenue And Net Income (Loss)) (Details) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Business Combinations (Abstract)
Total revenue	$ 11,006	¥ 847,892	¥ 873,122
Net income (loss) attributable to NHI shareholders	$ (680)	¥ (52,359)	¥ 30,564
Basic net income (loss) attributable to NHI shareholders per share	$ (0.19)	¥ (14.44)	¥ 8.37
Diluted net income (loss) attributable to NHI shareholders per share	$ (0.19)	¥ (14.44)	¥ 8.34